Property and Equipment, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Property and Equipment, Net [Abstract]
Depreciation expense	$ 89,552	$ 244,051	$ 302,715	$ 754,658	$ 994,640	$ 699,091
Depreciation expense under cost of revenue	73,683	205,260	222,862	624,630	828,111	337,010
General and administrative expenses	$ 15,869	$ 38,791	$ 79,853	$ 130,028	$ 166,529	$ 362,081